Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Absolute Return Multi-Strategy Fund
Supplement Text	ck0001469192_Supplement

MAINSTAY FUNDS TRUST

MainStay Absolute Return Multi-Strategy Fund

Supplement dated December 16, 2015 (“Supplement”) to the

Summary Prospectus and Prospectus, each dated June 18, 2015

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At meetings held on December 8 - 10, 2015, at the recommendation of New York Life Investment Management, LLC, the Board of Trustees (“Board”) of MainStay Funds Trust approved certain changes with respect to the principal investment strategies of the MainStay Absolute Return Multi-Strategy Fund (“Fund”). Accordingly, the Prospectus is revised as follows:

A.	Effective on or about January 19, 2016, the section entitled “ Principal Investment Strategies” is amended to include the following:

Global Macro Strategy: This strategy seeks to obtain exposure to a broad spectrum of investments and countries or regions, based on discrete strategies that employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, and quantitative and fundamental approaches, designed to effectively identify and assess factors that affect businesses and economies broadly (e.g., monetary and fiscal policy, regulatory changes, demographics) and their impact on securities markets. The strategy may also employ arbitrage techniques and seek long and short exposure (directly or through derivatives, including total return swaps) across diversified asset classes globally. The strategy may be exposed significantly to interest rate and foreign currency futures. In addition, the strategy may involve the use of one or more Cayman Subsidiaries to obtain certain commodities market exposure.

The “Subadvisor Strategy” table in the “ Principal Investment Strategies” is amended as follows:

Subadvisor	Strategy
Candriam France S.A.S.	Risk Arbitrage, Global Macro, Credit Long/Short or Non-Traditional Fixed-Income, Managed Futures
Cornerstone Capital Management Holdings LLC	Equity Market Neutral
Cushing ® Asset Management, LP	Master Limited Partnerships (“MLPs”) and Other Energy Companies
MacKay Shields LLC	Credit Long/Short or Non-Traditional Fixed-Income

B.

Effective January 15, 2016, the Portfolio Manager table in the section entitled “ Fund Management” is amended to include the following portfolio managers who will become responsible for the day-to-day management of a portion of the Fund’s portfolio of investments.

Subadvisor	Portfolio Manager
Candriam France S.A.S.	Charles de Courcel, Head of Quantitative Global Macro Management
Myriam Guervin, Senior Global Macro Fund Manager
Michel Le Bras, Head of Fundamental Global Macro Management

Effective January 15, 2016, the Portfolio Manager table in the section entitled “ Fund Management” is amended to include the following portfolio manager who will become responsible for the day-to-day management of a portion of the Fund’s portfolio of investments.

Subadvisor	Portfolio Manager
Cornerstone Capital Management Holdings LLC	Mona Patni, Vice President and Portfolio Manager

Effective January 15, 2016, the “Portfolio Manager Biographies” subsection in the “ Know With Whom You Are Investing” section is amended to include the following biographies effective upon the commencement of each portfolio manager’s service to the Fund:

Charles de Courcel

Mr. de Courcel has managed a portion of the Fund’s assets since January 2016.  He has headed the Quantitative Global Macro strategy of Candriam since 2008. He began his career in 1998 as a Consultant Engineer and has been developing tools for managing portfolios based on behavioral finance and technical analysis since 2002. In 2005, he became a Fund Manager in Fixed Income and then Equities for Credit Agricole / BFT Gestion. In 2008, he joined Candriam to develop the Quantitative Global Macro strategy. Mr. de Courcel has engineering degrees from the Ecole Polytechnique in France and from the Ecole Nationale SupÉrieure Telecom in Paris.

Myriam Guervin

Ms. Guervin has managed a portion of the Fund’s assets since January 2016.  She has been a Global Macro Hedge Fund Manager at Candriam since 2008. She has been with Candriam all of her career, joining the firm in 1996 as a Risk Manager and moving into internal control a year later. In 1998, she became a Structured Fund Manager, and in 2001 an Opportunistic Fund Manager. Ms. Guervin assumed her current role in 2008. She holds a Master’s Degree in Management and Financial Markets from the University of Paris PanthÉon-Sorbonne.

Michel Le Bras

Mr. Le Bras has managed a portion of the Fund’s assets since January 2016.  He has been a global macro hedge fund manager at Candriam since 2011.  He began his career in 1986 as a Treasurer and Proprietary Trader on Interest Rates and Forex for Caisse de Gestion MobiliÈre, and in 1995 moved to the Compagnie Parisienne de RÉescompte as a Proprietary Trader on Interest Rates, FX and Equities. In 2004, he founded his own asset management company and managed a Discretionary Global Macro Hedge Fund. In December 2010, he joined Candriam to develop this global macro approach.  Mr. Le Bras holds a Master’s Degree in Finance from the University of Paris Dauphine.

Mona Patni

Ms. Patni has managed a portion of the Fund’s assets since January 2016. She is a Vice President and Portfolio Manager for Cornerstone Holdings and has been with the firm or its predecessors since 2001. Ms. Patni earned her MBA from NYU Stern School of Business. She also earned her undergraduate degree in Computer Science Engineering from the University of Bombay.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Global Macro Strategy: This strategy seeks to obtain exposure to a broad spectrum of investments and countries or regions, based on discrete strategies that employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, and quantitative and fundamental approaches, designed to effectively identify and assess factors that affect businesses and economies broadly (e.g., monetary and fiscal policy, regulatory changes, demographics) and their impact on securities markets. The strategy may also employ arbitrage techniques and seek long and short exposure (directly or through derivatives, including total return swaps) across diversified asset classes globally. The strategy may be exposed significantly to interest rate and foreign currency futures. In addition, the strategy may involve the use of one or more Cayman Subsidiaries to obtain certain commodities market exposure.

Supplement Closing	ck0001469192_SupplementClosing	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.